UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Smith Barney Multiple Discipline Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

MULTIPLE DISCIPLINE TRUST

SEMI-ANNUAL REPORT   |   JUNE 30, 2005

Multiple Discipline Portfolio — All Cap Growth and Value

Multiple Discipline Portfolio — Large Cap Growth and Value

Multiple Discipline Portfolio — Global All Cap Growth and Value

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

 NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. As was the case in the U.S., international equities largely treaded water during the six-month reporting period. During this time, international equities, as measured by the MSCI EAFE Index,v fell 1.17%. Lackluster economic news, record high oil prices, and a strengthening U.S. dollar all kept the international equity markets from generating momentum. An April 2005 International Monetary Fund World Economic Outlook projected a modest 1.6% growth rate for the Eurozone in 2005 and Japanese growth was expected to be 0.8% in 2005, compared to 2.6% in 2004. In addition, oil prices hit $60 a barrel and led to additional concerns regarding economic growth and a possible increase in inflation. Finally, after falling in 2004, the U.S. dollar surprisingly rose versus the yen and euro over the reporting period. This was bad news for Americans investing overseas, as returns from international securities then decline when translated back into U.S. dollars. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,vi Russell 1000,vii and Russell 2000viii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

During the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,ix returned 2.51%.

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Within this environment, the Funds performed as follows:1

PERFORMANCE OF THE FUNDS

AS OF JUNE 30, 2005

(unaudited)

6 Months

All Cap Growth and Value	-1.75%

Russell 3000 Index	-0.01%

S&P 500 Index	-0.81%

Lipper Variable Multi-Cap Core Funds Category Average	-0.59%

Large Cap Growth and Value	-1.53%

Russell 1000 Index	0.11%

S&P 500 Index	-0.81%

Lipper Variable Large-Cap Core Funds Category Average	-0.76%

Global All Cap Growth and Value	-1.88%

Russell 3000 Index	-0.01%

MSCI EAFE Index	-1.17%

MSCI World Index	-0.70%

S&P 500 Index	-0.81%

Lipper Variable Large-Cap Core Funds Category Average	-0.76%

Balanced All Cap Growth and Value	-0.99%

Russell 1000 Index	0.11%

Russell 3000 Growth Index	-1.88%

Russell 3000 Value Index	1.69%

Lehman Brothers Intermediate Treasury Bond Index	1.55%

S&P 500 Index	-0.81%

Lipper Variable Balanced Funds Category Average	0.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Current reimbursements and/or fee waivers for both All Cap Growth and Value, Large Cap Growth and Value, Balanced All Cap Growth and Value and Global All Cap Growth and Value are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 146 funds in the variable multi-cap core funds category. Returns were calculated among the 223 funds in the variable large-cap core funds category. Returns were calculated among the 98 funds in the variable balanced funds category.

[1]	The Funds are an underlying investment option of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

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All Cap Growth and Value2

For the six months ended June 30, 2005, the Smith Barney Multiple Discipline Trust — All Cap Growth and Value returned -1.75%. These shares underperformed the Fund’s unmanaged benchmarks, the Russell 3000 Indexx and the S&P 500 Index, which returned -0.01% and -0.81%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average3 decreased 0.59%.

Large Cap Growth and Value2

For the six months ended June 30, 2005, the Smith Barney Multiple Discipline Trust — Large Cap Growth and Value returned -1.53%. These shares underperformed the Fund’s unmanaged benchmarks, the Russell 1000 Index and the S&P 500 Index, which returned 0.11% and -0.81%, respectively, for the same period. The Lipper Variable Large-Cap Core Funds Category Average4 decreased 0.76%.

Global All Cap Growth and Value2

For the six months ended June 30, 2005, the Smith Barney Multiple Discipline Trust — Global All Cap Growth and Value returned -1.88%. These shares underperformed the Fund’s unmanaged benchmarks, the Russell 3000 Index,x the MSCI EAFE Index and the MSCI World Index,xi which returned -0.01%, -1.17% and -0.70%, respectively, for the same period. The Lipper Variable Large-Cap Core Funds Category Average5 decreased 0.76%.

Balanced All Cap Growth and Value2

For the six months ended June 30, 2005, the Smith Barney Multiple Discipline Trust — Balanced All Cap Growth and Value returned -0.99%. In comparison, the Fund’s unmanaged benchmarks, the Russell 1000 Index, the Russell 3000 Growth Index,xii the Russell 3000 Value Index,xiii the Lehman Brothers Intermediate Treasury Bond Indexxiv and the S&P 500 Index, which returned 0.11%, -1.88%, 1.69%, 1.55% and -0.81%, respectively, for the same period. The Lipper Variable Balanced Funds Category Average6 increased 0.51%.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Trust’s Board of Trustees will be

[2]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 146 funds in the Fund’s Lipper category.
[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 223 funds in the Fund’s Lipper category.
[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 223 funds in the Fund’s Lipper category.
[6]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 98 funds in the Fund’s Lipper category.

3        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 1, 2005, the Board approved the new investment management contract between the Fund and the Manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 2, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2005, and are subject to change. Please refer to pages 12 through 31 for a list and percentage breakdown of the Fund’s holdings.

RISKS:

All Cap Growth and Value: Diversification does not assure against loss. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and future, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Large Cap Growth and Value: Diversification does not assure against loss. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Global All Cap Growth and Value: Diversification does not assure against loss. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuation. These risks are magnified in emerging markets. Please see the Fund’s prospectus for more information on these and other risks.

Balanced All Cap Growth and Value: Diversification does not assure against loss. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Interest rates typically cause the prices of fixed income securities to decline and may, reduce the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please read the prospectus, which describes these and other investment risks in greater detail. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
viii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
ix	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[x]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
xi	The MSCI World Index is a market capitalization weighted equity index of over 1,500 stocks traded in 22 world markets.
xii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
xiii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)
xiv	The Lehman Brothers Intermediate Treasury Bond Index is an unmanaged index of U.S. Treasury bonds with maturities between one and ten years.

5        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Multiple Discipline Portfolio — All Cap Growth and Value

Fund at a Glance (unaudited)

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Multiple Discipline Portfolio — Large Cap Growth and Value

Fund at a Glance (unaudited)

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Multiple Discipline Portfolio — Global All Cap Growth and Value

Fund at a Glance (unaudited)

8        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

Fund at a Glance (unaudited)

9        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
All Cap Growth and Value	(1.75)%	$1,000.00	$982.50	0.95%	$4.67

Large Cap Growth and Value	(1.53)	1,000.00	984.70	0.96	4.72

Global All Cap Growth and Value	(1.88)	1,000.00	981.20	0.88	4.32

Balanced All Cap Growth and Value	(0.99)	1,000.00	990.10	0.96	4.74

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10        Smith Barney Multiple Discipline Trust       |      2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
All Cap Growth and Value	5.00%	$1,000.00	$1,020.08	0.95%	$4.76

Large Cap Growth and Value	5.00	1,000.00	1,020.03	0.96	4.81

Global All Cap Growth and Value	5.00	1,000.00	1,020.43	0.88	4.41

Balanced All Cap Growth and Value	5.00	1,000.00	1,020.03	0.96	4.81

(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

11        Smith Barney Multiple Discipline Trust       |      2005 Semi-Annual Report

Schedules of Investments (unaudited)	June 30, 2005

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
COMMON STOCK — 96.1%
CONSUMER DISCRETIONARY — 16.0%
Hotels, Restaurants & Leisure — 0.6%
60,425	McDonald’s Corp.	$1,676,794

Internet & Catalog Retail — 0.6%
47,500	Amazon.com, Inc.*	1,571,300

Leisure Equipment & Products — 1.2%
97,740	Hasbro, Inc.	2,032,015
64,940	Mattel, Inc.	1,188,402

		3,220,417

Media — 10.5%
80,340	Cablevision Systems Corp., New York Group, Class A Shares*	2,586,948
21,500	Clear Channel Communications, Inc.	664,995
206,045	Comcast Corp., Special Class A Shares*	6,171,048
52,500	Interpublic Group of Cos., Inc.*	639,450
313,779	Liberty Media Corp., Series A Shares*	3,197,408
115,090	News Corp., Class B Shares	1,940,417
55,500	Pearson PLC, Sponsored ADR	659,340
320,035	Time Warner, Inc.*	5,347,785
51,500	Viacom, Inc., Class B Shares	1,649,030
196,730	Walt Disney Co.	4,953,661

		27,810,082

Specialty Retail — 3.1%
42,500	Bed Bath & Beyond, Inc.*	1,775,650
176,160	Charming Shoppes, Inc.*	1,643,573
124,734	Home Depot, Inc.	4,852,152

		8,271,375

	TOTAL CONSUMER DISCRETIONARY	42,549,968

CONSUMER STAPLES — 7.4%
Beverages — 3.3%
92,963	Coca-Cola Co.	3,881,205
91,573	PepsiCo, Inc.	4,938,532

		8,819,737

Food & Staples Retailing — 0.6%
65,700	Safeway, Inc.	1,484,163

Food Products — 1.9%
69,000	Unilever PLC, Sponsored ADR	2,680,650
35,040	Wm. Wrigley Jr. Co.	2,412,154

		5,092,804

Personal Products — 1.6%
82,735	Gillette Co.	4,188,873

	TOTAL CONSUMER STAPLES	19,585,577

ENERGY — 7.1%
Energy Equipment & Services — 2.4%
26,500	Baker Hughes, Inc.	1,355,740
32,640	GlobalSantaFe Corp.	1,331,712

See Notes to Financial Statements.

12        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
Energy Equipment & Services — 2.4% (continued)
33,046	Grant Prideco, Inc.*	$874,067
48,200	Weatherford International Ltd.*	2,794,636

		6,356,155

Oil, Gas & Consumable Fuels — 4.7%
26,160	Anadarko Petroleum Corp.	2,149,044
31,820	BP PLC, Sponsored ADR	1,984,932
34,000	Chevron Corp.	1,901,280
56,780	Exxon Mobil Corp.	3,263,146
32,620	Murphy Oil Corp.	1,703,743
74,300	Williams Cos., Inc.	1,411,700

		12,413,845

	TOTAL ENERGY	18,770,000

FINANCIALS — 13.8%
Diversified Financial Services — 7.5%
47,645	American Express Co.	2,536,143
65,420	Bank of New York Co., Inc.	1,882,788
81,832	JPMorgan Chase & Co.	2,890,306
37,002	Lehman Brothers Holdings, Inc.	3,673,559
82,520	MBNA Corp.	2,158,723
70,304	Merrill Lynch & Co., Inc.	3,867,423
25,000	Morgan Stanley	1,311,750
34,530	State Street Corp.	1,666,072

		19,986,764

Insurance — 6.3%
23,315	Ambac Financial Group, Inc.	1,626,454
111,485	American International Group, Inc.	6,477,278
681	Berkshire Hathaway, Inc., Class B Shares*	1,895,564
30,285	Chubb Corp.	2,592,699
40,875	MGIC Investment Corp.	2,665,868
35,000	PMI Group, Inc.	1,364,300

		16,622,163

	TOTAL FINANCIALS	36,608,927

HEALTH CARE — 19.1%
Biotechnology — 8.3%
2,746	Alkermes, Inc.*	36,302
76,445	Amgen, Inc.*	4,621,865
148,655	Biogen Idec, Inc.*	5,121,165
99,590	Chiron Corp.*	3,474,695
32,752	Genentech, Inc.*	2,629,331
58,550	Genzyme Corp.*	3,518,269
34,500	ImClone Systems, Inc.*	1,068,465
183,120	Millennium Pharmaceuticals, Inc.*	1,697,522

		22,167,614

Health Care Equipment & Supplies — 0.1%
11,500	Boston Scientific Corp.*	310,500

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
Health Care Providers & Services — 1.6%
78,260	UnitedHealth Group, Inc.	$4,080,476

Pharmaceuticals — 9.1%
58,090	Abbott Laboratories	2,846,991
71,080	Forest Laboratories, Inc.*	2,761,458
43,930	GlaxoSmithKline PLC, ADR	2,131,045
89,724	Johnson & Johnson	5,832,060
22,500	Novartis AG, ADR	1,067,400
241,016	Pfizer, Inc.	6,647,221
65,110	Wyeth	2,897,395

		24,183,570

	TOTAL HEALTH CARE	50,742,160

INDUSTRIALS — 8.6%
Aerospace & Defense — 1.7%
28,186	L-3 Communications Holdings, Inc.	2,158,484
59,690	Raytheon Co.	2,335,073

		4,493,557

Airlines — 0.5%
96,230	Southwest Airlines Co.	1,340,484

Electrical Equipment — 1.0%
42,285	Emerson Electric Co.	2,648,309

Industrial Conglomerates — 3.9%
90,700	General Electric Co.	3,142,755
63,460	Honeywell International, Inc.	2,324,540
166,421	Tyco International Ltd.	4,859,493

		10,326,788

Machinery — 1.5%
18,941	Caterpillar, Inc.	1,805,267
73,700	Pall Corp.	2,237,532

		4,042,799

	TOTAL INDUSTRIALS	22,851,937

INFORMATION TECHNOLOGY — 18.6%
Communications Equipment — 2.9%
229,175	Cisco Systems, Inc.*	4,379,534
155,500	Lucent Technologies, Inc.*	452,505
82,220	Motorola, Inc.	1,501,337
92,210	Nokia OYJ, Sponsored ADR	1,534,375

		7,867,751

Computers & Peripherals — 2.9%
79,280	Dell, Inc.*	3,132,353
27,310	Electronics for Imaging, Inc.*	574,602
19,435	International Business Machines Corp.	1,442,077
195,843	Maxtor Corp.*	1,018,384
62,300	SanDisk Corp.*	1,478,379

		7,645,795

See Notes to Financial Statements.

14        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — All Cap Growth and Value

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments — 1.1%
62,290	Agilent Technologies, Inc.*	$1,433,916
368,590	Solectron Corp.*	1,396,956

		2,830,872

Internet Software & Services — 1.2%
138,890	IAC/InterActiveCorp*	3,340,304

Semiconductors & Semiconductor Equipment — 7.0%
80,000	Applied Materials, Inc.	1,294,400
829	Cabot Microelectronics Corp.*	24,033
39,636	Cree, Inc.*	1,009,529
188,990	Intel Corp.	4,925,079
203,662	Micron Technology, Inc.*	2,079,389
236,035	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,152,639
251,710	Texas Instruments, Inc.	7,065,500

		18,550,569

Software — 3.5%
51,900	Advent Software, Inc.*	1,051,494
40,820	Autodesk, Inc.	1,402,983
70,000	Micromuse, Inc.*	396,200
261,730	Microsoft Corp.	6,501,373
5,170	RealNetworks, Inc.*	25,695

		9,377,745

	TOTAL INFORMATION TECHNOLOGY	49,613,036

MATERIALS — 3.4%
Chemicals — 1.6%
15,000	Dow Chemical Co.	667,950
25,000	E.I. du Pont de Nemours and Co.	1,075,250
93,180	Engelhard Corp.	2,660,289

		4,403,489

Metals & Mining — 0.9%
90,495	Alcoa, Inc.	2,364,634

Paper & Forest Products — 0.9%
36,975	Weyerhaeuser Co.	2,353,459

	TOTAL MATERIALS	9,121,582

TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 1.5%
6,938	Liberty Global, Inc., Series A Shares*	323,797
80,280	SBC Communications, Inc.	1,906,650
55,440	Verizon Communications, Inc.	1,915,452

		4,145,899

Wireless Telecommunication Services — 0.6%
61,360	Vodafone Group PLC, Sponsored ADR	1,492,275

	TOTAL TELECOMMUNICATION SERVICES	5,638,174

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $237,454,425)	255,481,361

See Notes to Financial Statements.

15        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — All Cap Growth and Value
FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT — 4.6%
Repurchase Agreement — 4.6%
$12,331,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05, Proceeds at maturity — $12,331,873; (Fully collateralized by U.S. Treasury Bond, 8.125% due 8/15/19; Market value — $12,581,760) (Cost — $12,331,000)	$12,331,000

	TOTAL INVESTMENTS — 100.6% (Cost — $249,785,425#)	267,812,361
	Liabilities in Excess of Other Assets — (0.6)%	(1,734,854)

	TOTAL NET ASSETS — 100.0%	$266,077,507

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

16        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
COMMON STOCK — 92.0%
CONSUMER DISCRETIONARY — 15.1%
Hotels, Restaurants & Leisure — 1.0%
12,200	McDonald’s Corp.	$338,550

Household Durables — 0.7%
10,640	Newell Rubbermaid, Inc.	253,658

Internet & Catalog Retail — 0.9%
9,500	Amazon.com, Inc.*	314,260

Media — 8.4%
8,720	Comcast Corp., Class A Shares*	267,704
5,000	EchoStar Communications Corp., Class A Shares	150,750
33,340	Liberty Media Corp., Series A Shares*	339,735
27,000	News Corp., Class B Shares	455,220
60,800	Time Warner, Inc.*	1,015,968
23,940	Walt Disney Co.	602,809

		2,832,186

Multi-Line Retail — 1.1%
4,050	J.C. Penney Co., Inc.	212,949
3,215	Target Corp.	174,928

		387,877

Specialty Retail — 3.0%
8,000	Bed Bath & Beyond, Inc.*	334,240
17,275	Home Depot, Inc.	671,997

		1,006,237

	TOTAL CONSUMER DISCRETIONARY	5,132,768

CONSUMER STAPLES — 11.0%
Beverages — 3.7%
18,420	Coca-Cola Co.	769,035
8,960	PepsiCo, Inc.	483,213

		1,252,248

Food & Staples Retailing — 0.8%
13,440	Kroger Co.*	255,763

Food Products — 2.3%
13,300	Sara Lee Corp.	263,473
7,290	Wm. Wrigley Jr. Co.	501,844

		765,317

Household Products — 0.6%
3,365	Kimberly-Clark Corp.	210,615

Personal Products — 2.1%
14,125	Gillette Co.	715,149

Tobacco — 1.5%
7,900	Altria Group, Inc.	510,814

	TOTAL CONSUMER STAPLES	3,709,906

See Notes to Financial Statements.

17        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
ENERGY — 5.8%
Energy Equipment & Services — 0.8%
1,500	Nabors Industries Ltd.*	$90,930
3,000	Noble Corp.	184,530

		275,460

Oil, Gas & Consumable Fuels — 5.0%
3,810	BP PLC, Sponsored ADR	237,668
7,285	Exxon Mobil Corp.	418,669
7,640	Royal Dutch Petroleum Co., New York Shares	495,836
2,680	Suncor Energy, Inc.	126,818
3,525	Total SA, Sponsored ADR	411,896

		1,690,887

	TOTAL ENERGY	1,966,347

FINANCIALS — 18.2%
Commercial Banks — 3.0%
10,352	Bank of America Corp.	472,155
5,800	Wachovia Corp.	287,680
6,380	Washington Mutual, Inc.	259,602

		1,019,437

Diversified Financial Services — 9.4%
4,905	American Express Co.	261,093
7,050	Bank of New York Co., Inc.	202,899
5,990	Capital One Financial Corp.	479,260
4,000	Comerica, Inc.	231,200
3,090	Goldman Sachs Group, Inc.	315,242
9,165	JPMorgan Chase & Co.	323,708
20,635	Merrill Lynch & Co., Inc.	1,135,131
4,005	Morgan Stanley	210,142

		3,158,675

Insurance — 5.8%
22,160	American International Group, Inc.	1,287,496
118	Berkshire Hathaway, Inc., Class B Shares*	328,453
3,000	Chubb Corp.	256,830
2,560	St. Paul Travelers Cos., Inc.	101,197

		1,973,976

	TOTAL FINANCIALS	6,152,088

HEALTH CARE — 12.5%
Biotechnology — 5.4%
13,190	Amgen, Inc.*	797,468
14,620	Biogen Idec, Inc.*	503,659
6,600	Genentech, Inc.*	529,848

		1,830,975

Health Care Providers & Services — 0.3%
1,110	Aetna, Inc.	91,930

See Notes to Financial Statements.

18        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
Pharmaceuticals — 6.8%
13,300	Johnson & Johnson	$864,500
3,500	Novartis AG, Sponsored ADR	166,040
34,648	Pfizer, Inc.	955,592
8,250	Sanofi-Aventis, ADR	338,167

		2,324,299

	TOTAL HEALTH CARE	4,247,204

INDUSTRIALS — 5.1%
Aerospace & Defense — 2.5%
4,140	Boeing Co.	273,240
8,755	Honeywell International, Inc.	320,696
6,550	Raytheon Co.	256,236

		850,172

Commercial Services & Supplies — 0.7%
4,500	Avery Dennison Corp.	238,320

Industrial Conglomerates — 1.9%
17,110	General Electric Co.	592,861
760	Textron, Inc.	57,646

		650,507

	TOTAL INDUSTRIALS	1,738,999

INFORMATION TECHNOLOGY — 19.6%
Communications Equipment — 3.2%
34,705	Cisco Systems, Inc.*	663,213
7,925	Comverse Technology, Inc.*	187,426
13,855	Nokia OYJ, Sponsored ADR	230,547

		1,081,186

Computers & Peripherals — 4.8%
16,280	Dell, Inc.*	643,223
11,075	Hewlett-Packard Co.	260,373
5,100	International Business Machines Corp.	378,420
5,700	Lexmark International, Inc., Class A Shares*	369,531

		1,651,547

Electronic Equipment & Instruments — 0.5%
44,000	Solectron Corp.*	166,760

Internet Software & Services — 2.0%
28,000	IAC/InterActiveCorp*	673,400

Semiconductors & Semiconductor Equipment — 5.4%
37,495	Intel Corp.	977,120
30,110	Texas Instruments, Inc.	845,188

		1,822,308

Software — 3.7%
50,280	Microsoft Corp.	1,248,955

	TOTAL INFORMATION TECHNOLOGY	6,644,156

See Notes to Financial Statements.

19        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Large Cap Growth and Value

SHARES	SECURITY	VALUE
MATERIALS — 0.7%
Chemicals — 0.7%
4,200	Air Products & Chemicals, Inc.	$253,260

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.1%
6,541	AT&T Corp.	124,541
13,615	SBC Communications, Inc.	323,356
7,560	Verizon Communications, Inc.	261,198

		709,095

Wireless Telecommunication Services — 1.1%
11,100	Nextel Communications, Inc., Class A Shares*	358,641

	TOTAL TELECOMMUNICATION SERVICES	1,067,736

UTILITIES — 0.8%
Gas Utilities — 0.8%
6,250	Sempra Energy	258,187

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $29,599,639)	31,170,651

FACE AMOUNT
SHORT-TERM INVESTMENT — 8.5%
Repurchase Agreement — 8.5%
$2,877,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $2,877,204; (Fully collateralized by U.S. Treasury Bond, 8.125% due 8/15/19; Market value — $2,939,596) (Cost — $2,877,000)	2,877,000

	TOTAL INVESTMENTS — 100.5% (Cost — $32,476,639#)	34,047,651
	Liabilities in Excess of Other Assets — (0.5)%	(162,252)

	TOTAL NET ASSETS — 100.0%	$33,885,399

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

20        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
COMMON STOCK — 91.8%
CONSUMER DISCRETIONARY — 16.0%
Automobiles — 0.4%
11,000	Honda Motor Co., Ltd., Sponsored ADR	$270,710

Hotels, Restaurants & Leisure — 0.6%
14,000	McDonald’s Corp.	388,500

Household Durables — 0.8%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	267,518
12,670	Newell Rubbermaid, Inc.	302,053

		569,571

Internet & Catalog Retail — 0.6%
12,000	Amazon.com, Inc.*	396,960

Leisure Equipment & Products — 0.4%
8,200	Fuji Photo Film Co., Ltd., Unsponsored ADR	267,238

Media — 9.8%
19,470	Cablevision Systems Corp., New York Group, Class A Shares*	626,934
8,932	Comcast Corp., Class A Shares*	274,212
31,225	Comcast Corp., Special Class A Shares*	935,189
6,000	EchoStar Communications Corp., Class A Shares	180,900
4,360	Grupo Televisa SA, Sponsored ADR	270,712
118,385	Liberty Media Corp., Series A Shares*	1,206,343
55,680	News Corp., Class B Shares	938,765
72,235	Time Warner, Inc.*	1,207,047
30,185	Walt Disney Co.	760,058
5,090	WPP Group PLC, Sponsored ADR	259,845

		6,660,005

Multi-Line Retail — 1.1%
5,000	J.C. Penney Co., Inc.	262,900
3,580	Target Corp.	194,788
6,600	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	268,950

		726,638

Specialty Retail — 2.3%
9,810	Bed Bath & Beyond, Inc.*	409,862
39,460	Charming Shoppes, Inc.*	368,162
21,165	Home Depot, Inc.	823,318

		1,601,342

	TOTAL CONSUMER DISCRETIONARY	10,880,964

CONSUMER STAPLES — 8.4%
Beverages — 2.6%
23,330	Coca-Cola Co.	974,027
4,200	Diageo PLC, Sponsored ADR	249,060
10,245	PepsiCo, Inc.	552,513

		1,775,600

Food & Staples Retailing — 1.1%
15,650	Kroger Co.*	297,820

See Notes to Financial Statements.

21        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Food & Staples Retailing — 1.1% (continued)
7,630	Seven-Eleven Japan Co., Ltd., Unsponsored ADR	$212,078
15,350	Tesco PLC, Sponsored ADR	265,939

		775,837

Food Products — 2.3%
15,370	Groupe Danone, Sponsored ADR	268,975
6,230	Nestle SA, Sponsored ADR	397,785
15,800	Sara Lee Corp.	312,998
8,790	Wm. Wrigley Jr. Co.	605,104

		1,584,862

Household Products — 0.4%
3,775	Kimberly-Clark Corp.	236,277

Personal Products — 1.2%
16,575	Gillette Co.	839,192

Tobacco — 0.8%
8,300	Altria Group, Inc.	536,678

	TOTAL CONSUMER STAPLES	5,748,446

ENERGY — 5.9%
Energy Equipment & Services — 1.5%
6,015	Grant Prideco, Inc.*	159,097
2,500	Nabors Industries Ltd.*	151,550
3,000	Noble Corp.	184,530
9,935	Weatherford International Ltd.*	576,031

		1,071,208

Oil, Gas & Consumable Fuels — 4.4%
4,000	Anadarko Petroleum Corp.	328,600
11,140	BP PLC, Sponsored ADR	694,913
7,750	Exxon Mobil Corp.	445,393
9,370	Royal Dutch Petroleum Co., New York Shares	608,113
3,060	Suncor Energy, Inc.	144,799
6,495	Total SA, Sponsored ADR	758,941

		2,980,759

	TOTAL ENERGY	4,051,967

FINANCIALS — 15.2%
Commercial Banks — 4.2%
11,912	Bank of America Corp.	543,306
4,330	Bank of Ireland, Sponsored ADR	283,182
4,000	Comerica, Inc.	231,200
3,330	HSBC Holdings PLC, Sponsored ADR	265,235
47,310	Mitsubishi Tokyo Financial Group, Inc., ADR	401,189
4,090	UBS AG, Registered Shares	318,406
15,380	United Overseas Bank Ltd., Sponsored ADR	262,229
6,165	Wachovia Corp.	305,784
6,425	Washington Mutual, Inc.	261,433

		2,871,964

See Notes to Financial Statements.

22        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Diversified Financial Services — 7.4%
5,990	American Express Co.	$318,848
6,685	Bank of New York Co., Inc.	192,394
6,600	Capital One Financial Corp.	528,066
3,080	Goldman Sachs Group, Inc.	314,222
9,660	ING Groep NV, Sponsored ADR	270,963
11,185	JPMorgan Chase & Co.	395,054
8,285	Lehman Brothers Holdings, Inc.	822,535
24,890	Merrill Lynch & Co., Inc.	1,369,199
5,175	Morgan Stanley	271,532
21,260	Nomura Holdings, Inc., ADR	254,057
3,600	ORIX Corp., Sponsored ADR	270,936

		5,007,806

Insurance — 3.6%
26,700	American International Group, Inc.	1,551,270
10,745	Axa, Sponsored ADR	267,658
92	Berkshire Hathaway, Inc., Class B Shares*	256,082
3,550	Chubb Corp.	303,915
1,750	St. Paul Travelers Cos., Inc.	69,178

		2,448,103

	TOTAL FINANCIALS	10,327,873

HEALTH CARE — 16.2%
Biotechnology — 7.6%
730	Alkermes, Inc.*	9,651
16,670	Amgen, Inc.*	1,007,868
37,605	Biogen Idec, Inc.*	1,295,492
22,240	Chiron Corp.*	775,954
7,550	Genentech, Inc.*	606,114
14,015	Genzyme Corp.*	842,161
8,500	ImClone Systems, Inc.*	263,245
45,630	Millennium Pharmaceuticals, Inc.*	422,990

		5,223,475

Health Care Equipment & Supplies — 0.4%
5,600	Smith & Nephew PLC, Sponsored ADR	276,696

Health Care Providers & Services — 1.5%
1,280	Aetna, Inc.	106,010
17,340	UnitedHealth Group, Inc.	904,107

		1,010,117

Pharmaceuticals — 6.7%
17,590	Forest Laboratories, Inc.*	683,371
8,280	GlaxoSmithKline PLC, ADR	401,663
16,630	Johnson & Johnson	1,080,950
9,560	Novartis AG, ADR	453,526
5,140	Novo-Nordisk A/S, Sponsored ADR	261,986
45,652	Pfizer, Inc.	1,259,082
9,850	Sanofi-Aventis, ADR	403,752

		4,544,330

	TOTAL HEALTH CARE	11,054,618

See Notes to Financial Statements.

23        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
INDUSTRIALS — 6.6%
Aerospace & Defense — 1.6%
3,920	Boeing Co.	$258,720
7,270	L-3 Communications Holdings, Inc.	556,737
7,000	Raytheon Co.	273,840

		1,089,297

Commercial Services & Supplies — 0.5%
5,850	Avery Dennison Corp.	309,816

Industrial Conglomerates — 3.8%
20,275	General Electric Co.	702,529
9,395	Honeywell International, Inc.	344,139
6,070	Hutchison Whampoa Ltd., ADR	274,212
930	Textron, Inc.	70,540
13,800	Tomkins PLC, Sponsored ADR	262,476
31,680	Tyco International Ltd.	925,056

		2,578,952

Machinery — 0.7%
16,540	Pall Corp.	502,154

	TOTAL INDUSTRIALS	4,480,219

INFORMATION TECHNOLOGY — 16.4%
Communications Equipment — 2.3%
40,070	Cisco Systems, Inc.*	765,738
9,950	Comverse Technology, Inc.*	235,317
33,015	Nokia OYJ, Sponsored ADR	549,370

		1,550,425

Computers & Peripherals — 3.7%
20,080	Dell, Inc.*	793,361
10,605	Hewlett-Packard Co.	249,323
6,150	International Business Machines Corp.	456,330
6,900	Lexmark International, Inc., Class A Shares*	447,327
42,370	Maxtor Corp.*	220,324
16,300	SanDisk Corp.*	386,799

		2,553,464

Electronic Equipment & Instruments — 0.8%
8,825	Mettler-Toledo International, Inc.*	411,069
40,000	Solectron Corp.*	151,600

		562,669

Internet Software & Services — 1.2%
33,330	IAC/InterActiveCorp*	801,587

Office Electronics — 0.6%
7,410	Canon, Inc., Sponsored ADR	389,988

Semiconductors & Semiconductor Equipment — 4.3%
150	Cabot Microelectronics Corp.*	4,349
9,830	Cree, Inc.*	250,370
43,870	Intel Corp.	1,143,252

See Notes to Financial Statements.

24        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment — 4.3% (continued)
50,940	Micron Technology, Inc.*	$520,097
36,470	Texas Instruments, Inc.	1,023,713

		2,941,781

Software — 3.5%
13,760	Advent Software, Inc.*	278,777
7,580	Autodesk, Inc.	260,525
59,420	Microsoft Corp.	1,475,993
9,420	SAP AG, Sponsored ADR	407,886

		2,423,181

	TOTAL INFORMATION TECHNOLOGY	11,223,095

MATERIALS — 2.3%
Chemicals — 1.3%
5,100	Air Products & Chemicals, Inc.	307,530
3,950	BASF AG, Sponsored ADR	260,700
8,670	BOC Group PLC, Sponsored ADR	314,981

		883,211

Construction Materials — 0.6%
15,390	CRH PLC, Sponsored ADR	399,678

Metals & Mining — 0.4%
2,120	Rio Tinto PLC, Sponsored ADR	258,471

	TOTAL MATERIALS	1,541,360

TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 2.1%
6,251	AT&T Corp.	119,019
1,074	Liberty Global, Inc., Series A Shares*	50,124
13,695	Nippon Telegraph & Telephone Corp., ADR	294,032
15,060	SBC Communications, Inc.	357,675
5,602	Telefonica SA, Sponsored ADR	273,949
9,050	Verizon Communications, Inc.	312,677

		1,407,476

Wireless Telecommunication Services — 1.6%
13,400	Nextel Communications, Inc., Class A Shares*	432,954
12,760	SK Telecom Co., Ltd., ADR	260,304
16,175	Vodafone Group PLC, Sponsored ADR	393,376

		1,086,634

	TOTAL TELECOMMUNICATION SERVICES	2,494,110

UTILITIES — 1.1%
Electric Utilities — 0.4%
11,740	Endesa, SA, Sponsored ADR	269,081

Gas Utilities — 0.2%
70,950	Hong Kong & China Gas, Sponsored ADR	144,383

See Notes to Financial Statements.

25        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Global All Cap Growth and Value

SHARES	SECURITY	VALUE
Multi-Utilities — 0.5%
7,500	Sempra Energy	$309,825

	TOTAL UTILITIES	723,289

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $59,179,802)	62,525,941

FACE AMOUNT
SHORT-TERM INVESTMENT — 8.8%
Repurchase Agreement — 8.8%
$5,978,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $5,978,423; (Fully collateralized by U.S. Treasury Bond, 8.125% due 8/15/19; Market value — $6,110,315) (Cost — $5,978,000)	5,978,000

	TOTAL INVESTMENTS — 100.6% (Cost — $65,157,802#)	68,503,941
	Liabilities in Excess of Other Assets — (0.6)%	(385,334)

	TOTAL NET ASSETS — 100.0%	$68,118,607

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

26        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Balanced All Cap Growth and Value
FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.3%
U.S. Government Agencies — 9.9%
$11,300,000	Federal Home Loan Mortgage Corp., 5.500% due 7/15/06	$11,498,688
	Federal National Mortgage Association:
2,615,000	5.750% due 2/15/08	2,739,317
5,555,000	3.375% due 12/15/08	5,462,793

		19,700,798

U.S. Government Obligations — 17.4%
	U.S. Treasury Notes:
12,175,000	5.875% due 11/15/05	12,292,002
9,400,000	3.125% due 4/15/09	9,214,576
6,200,000	5.000% due 2/15/11	6,589,199
2,640,000	4.250% due 8/15/14	2,703,938
	Inflation Indexed Notes:
1,427,502	0.875% due 4/15/10	1,392,708
2,580,375	2.000% due 7/15/14	2,659,703

		34,852,126

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $54,829,468)	54,552,924

SHARES
COMMON STOCK — 68.0%
CONSUMER DISCRETIONARY — 11.2%
Hotels, Restaurants & Leisure — 0.4%
31,700	McDonald’s Corp.	879,675

Internet & Catalog Retail — 0.4%
24,000	Amazon.com, Inc.*	793,920

Leisure Equipment & Products — 0.9%
51,680	Hasbro, Inc.	1,074,427
33,900	Mattel, Inc.	620,370

		1,694,797

Media — 7.3%
40,765	Cablevision Systems Corp., New York Group, Class A Shares*	1,312,633
11,000	Clear Channel Communications, Inc.	340,230
107,870	Comcast Corp., Special Class A Shares*	3,230,707
30,000	Interpublic Group of Cos., Inc.*	365,400
165,085	Liberty Media Corp., Series A Shares*	1,682,216
60,820	News Corp., Class B Shares	1,025,425
31,000	Pearson PLC, Sponsored ADR	368,280
167,395	Time Warner, Inc.*	2,797,171
27,000	Viacom, Inc., Class B Shares	864,540
104,230	Walt Disney Co.	2,624,511

		14,611,113

Specialty Retail — 2.2%
23,500	Bed Bath & Beyond, Inc.*	981,830
96,160	Charming Shoppes, Inc.*	897,173

See Notes to Financial Statements.

27        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
Specialty Retail — 2.2% (continued)
65,505	Home Depot, Inc.	$2,548,144

		4,427,147

	TOTAL CONSUMER DISCRETIONARY	22,406,652

CONSUMER STAPLES — 5.0%
Beverages — 2.3%
49,655	Coca-Cola Co.	2,073,096
47,235	PepsiCo, Inc.	2,547,384

		4,620,480

Food & Staples Retailing — 0.4%
34,070	Safeway, Inc.	769,641

Food Products — 1.3%
36,000	Unilever PLC, Sponsored ADR	1,398,600
18,390	Wm. Wrigley Jr. Co.	1,265,967

		2,664,567

Personal Products — 1.0%
37,530	Gillette Co.	1,900,144

	TOTAL CONSUMER STAPLES	9,954,832

ENERGY — 4.8%
Energy Equipment & Services — 1.6%
15,000	Baker Hughes, Inc.	767,400
17,760	GlobalSantaFe Corp.	724,608
18,375	Grant Prideco, Inc.*	486,019
23,520	Weatherford International Ltd.*	1,363,689

		3,341,716

Oil, Gas & Consumable Fuels — 3.2%
12,740	Anadarko Petroleum Corp.	1,046,591
16,450	BP PLC, Sponsored ADR	1,026,151
17,300	Chevron Corp.	967,416
29,355	Exxon Mobil Corp.	1,687,032
14,920	Murphy Oil Corp.	779,272
44,850	Williams Cos., Inc.	852,150

		6,358,612

	TOTAL ENERGY	9,700,328

FINANCIALS — 9.9%
Diversified Financial Services — 4.9%
25,085	American Express Co.	1,335,275
31,625	Bank of New York Co., Inc.	910,167
38,554	JPMorgan Chase & Co.	1,361,727
17,285	Lehman Brothers Holdings, Inc.	1,716,055
38,990	MBNA Corp.	1,019,978
36,460	Merrill Lynch & Co., Inc.	2,005,665
15,000	Morgan Stanley	787,050
16,380	State Street Corp.	790,335

		9,926,252

See Notes to Financial Statements.

28        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
Insurance — 5.0%
13,425	Ambac Financial Group, Inc.	$936,528
71,550	American International Group, Inc.	4,157,055
355	Berkshire Hathaway, Inc., Class B Shares*	988,143
20,310	Chubb Corp.	1,738,739
21,865	MGIC Investment Corp.	1,426,035
18,000	PMI Group, Inc.	701,640

		9,948,140

	TOTAL FINANCIALS	19,874,392

HEALTH CARE — 13.8%
Biotechnology — 6.3%
1,690	Alkermes, Inc.*	22,342
40,000	Amgen, Inc.*	2,418,400
86,955	Biogen Idec, Inc.*	2,995,600
52,545	Chiron Corp.*	1,833,295
16,350	Genentech, Inc.*	1,312,578
40,025	Genzyme Corp.*	2,405,102
17,500	ImClone Systems, Inc.*	541,975
109,150	Millennium Pharmaceuticals, Inc.*	1,011,820

		12,541,112

Health Care Equipment & Supplies — 0.2%
15,000	Boston Scientific Corp.*	405,000

Health Care Providers & Services — 1.0%
38,280	UnitedHealth Group, Inc.	1,995,919

Pharmaceuticals — 6.3%
27,910	Abbott Laboratories	1,367,869
36,360	Forest Laboratories, Inc.*	1,412,586
22,350	GlaxoSmithKline PLC, ADR	1,084,199
44,875	Johnson & Johnson	2,916,875
15,000	Novartis AG, ADR	711,600
131,173	Pfizer, Inc.	3,617,751
32,695	Wyeth	1,454,928

		12,565,808

	TOTAL HEALTH CARE	27,507,839

INDUSTRIALS — 6.1%
Aerospace & Defense — 1.2%
14,210	L-3 Communications Holdings, Inc.	1,088,202
32,815	Raytheon Co.	1,283,722

		2,371,924

Airlines — 0.4%
51,800	Southwest Airlines Co.	721,574

Electrical Equipment — 0.7%
21,755	Emerson Electric Co.	1,362,516

Industrial Conglomerates — 2.8%
47,510	General Electric Co.	1,646,222
35,500	Honeywell International, Inc.	1,300,365

See Notes to Financial Statements.

29        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
Industrial Conglomerates — 2.8% (continued)
90,950	Tyco International Ltd.	$2,655,740

		5,602,327

Machinery — 1.0%
10,415	Caterpillar, Inc.	992,654
36,090	Pall Corp.	1,095,692

		2,088,346

	TOTAL INDUSTRIALS	12,146,687

INFORMATION TECHNOLOGY — 13.4%
Communications Equipment — 2.1%
120,010	Cisco Systems, Inc.*	2,293,391
125,000	Lucent Technologies, Inc.*	363,750
45,115	Motorola, Inc.	823,800
46,740	Nokia OYJ, Sponsored ADR	777,754

		4,258,695

Computers & Peripherals — 2.0%
41,230	Dell, Inc.*	1,628,997
15,450	Electronics for Imaging, Inc.*	325,068
10,360	International Business Machines Corp.	768,712
101,085	Maxtor Corp.*	525,642
33,860	SanDisk Corp.*	803,498

		4,051,917

Electronic Equipment & Instruments — 0.7%
32,275	Agilent Technologies, Inc.*	742,970
180,540	Solectron Corp.*	684,247

		1,427,217

Internet Software & Services — 1.0%
79,190	IAC/InterActiveCorp*	1,904,519

Semiconductors & Semiconductor Equipment — 5.0%
47,500	Applied Materials, Inc.	768,550
505	Cabot Microelectronics Corp.*	14,640
21,215	Cree, Inc.*	540,346
104,790	Intel Corp.	2,730,827
106,840	Micron Technology, Inc.*	1,090,836
124,221	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,132,896
130,900	Texas Instruments, Inc.	3,674,363

		9,952,458

Software — 2.6%
27,890	Advent Software, Inc.*	565,051
18,740	Autodesk, Inc.	644,094
65,000	Micromuse, Inc.*	367,900
143,740	Microsoft Corp.	3,570,502
4,140	RealNetworks, Inc.*	20,576

		5,168,123

	TOTAL INFORMATION TECHNOLOGY	26,762,929

See Notes to Financial Statements.

30        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

SHARES	SECURITY	VALUE
MATERIALS — 2.4%
Chemicals — 1.2%
5,000	Dow Chemical Co.	$222,650
17,500	E.I. du Pont de Nemours and Co.	752,675
49,080	Engelhard Corp.	1,401,234

		2,376,559

Metals & Mining — 0.6%
45,125	Alcoa, Inc.	1,179,116

Paper & Forest Products — 0.6%
18,340	Weyerhaeuser Co.	1,167,341

	TOTAL MATERIALS	4,723,016

TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 1.0%
3,554	Liberty Global, Inc., Series A Shares*	165,865
40,230	SBC Communications, Inc.	955,463
29,570	Verizon Communications, Inc.	1,021,643

		2,142,971

Wireless Telecommunication Services — 0.4%
32,070	Vodafone Group PLC, Sponsored ADR	779,943

	TOTAL TELECOMMUNICATION SERVICES	2,922,914

	TOTAL COMMON STOCK (Cost — $126,572,899)	135,999,589

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $181,402,367)	190,552,513

FACE AMOUNT
SHORT-TERM INVESTMENT — 4.4%
Repurchase Agreement — 4.4%
$8,763,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05, Proceeds at maturity — $8,763,621; (Fully collateralized by U.S. Treasury Bonds, 8.125% due 8/15/19; Market value — $8,948,795) (Cost — $8,763,000)	8,763,000

	TOTAL INVESTMENTS — 99.7% (Cost — $190,165,367#)	199,315,513
	Other Assets in Excess of Liabilities — 0.3%	524,192

	TOTAL NET ASSETS — 100.0%	$199,839,705

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

31        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	June 30, 2005

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
ASSETS:
Investments, at cost	$249,785,425	$32,476,639	$65,157,802	$190,165,367

Investments, at value	$267,812,361	$34,047,651	$68,503,941	$199,315,513
Cash	907	324	1,447	1,506
Dividends and interest receivable	233,102	34,413	88,106	813,590
Receivable for Fund shares sold	—	—	49,558	601,583
Receivable for securities sold	—	15,678	—	—

Total Assets	268,046,370	34,098,066	68,643,052	200,732,192

LIABILITIES:
Payable for securities purchased	1,641,932	138,807	451,434	722,037
Payable for Fund shares repurchased	171,061	23,019	3,110	—
Management fees payable	165,479	20,799	41,104	122,660
Distribution fees payable	7,708	—	—	5,749
Trustees’ fees payable	1,291	898	969	625
Transfer agent fees payable	833	833	833	833
Accrued expenses	50,559	28,311	26,995	40,583

Total Liabilities	2,038,863	212,667	524,445	892,487

Total Net Assets	$266,007,507	$33,885,399	$68,118,607	$199,839,705

NET ASSETS:
Par value (Note 4)	$18,273	$2,388	$4,497	$15,325
Paid-in capital in excess of par value	246,551,926	32,010,783	64,366,765	189,175,423
Undistributed net investment income	500,779	113,420	254,113	1,265,847
Accumulated net realized gain on investment transactions	909,593	187,796	147,093	232,964
Net unrealized appreciation of investments	18,026,936	1,571,012	3,346,139	9,150,146

Total Net Assets	$266,007,507	$33,885,399	$68,118,607	$199,839,705

Shares Outstanding	18,273,162	2,387,904	4,497,001	15,324,899

Net Asset Value	$14.56	$14.19	$15.15	$13.04

See Notes to Financial Statements.

32        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2005

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
INVESTMENT INCOME:
Dividends	$1,402,119	$234,522	$438,129	$733,672
Interest	332,461	33,103	89,937	1,429,343
Less: Foreign taxes withheld	(20,307)	(4,883)	(21,513)	(10,596)

Total Investment Income	1,714,273	262,742	506,553	2,152,419

EXPENSES:
Management fees (Note 2)	954,774	116,002	216,580	693,274
Distribution fees (Note 2)	318,258	38,667	72,193	231,091
Shareholder reports	19,082	2,666	4,589	10,531
Trustees’ fees	16,668	3,121	4,378	11,985
Custody	12,020	6,512	8,371	10,185
Audit and tax	10,069	11,504	11,239	11,654
Legal fees	4,574	4,429	4,113	4,353
Transfer agent fees (Note 2)	2,539	2,485	2,485	2,484
Miscellaneous expense	898	2,276	2,365	1,711

Total Expenses	1,338,882	187,662	326,313	977,268
Less: Distribution fees waiver (Note 2)	(127,303)	(38,667)	(72,193)	(92,437)

Net Expenses	1,211,579	148,995	254,120	884,831

Net Investment Income	502,694	113,747	252,433	1,267,588

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investments Transactions	3,440,600	355,203	273,821	1,585,195
Change in Net Unrealized Appreciation/Depreciation From Investments	(8,208,789)	(834,857)	(1,380,020)	(4,409,412)

Net Loss on Investments	(4,768,189)	(479,654)	(1,106,199)	(2,824,217)

Decrease in Net Assets From Operations	$(4,265,495)	$(365,907)	$(853,766)	$(1,556,629)

See Notes to Financial Statements.

33        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

All Cap Growth and Value	2005	2004
OPERATIONS:
Net investment income	$502,694	$726,237
Net realized gain (loss)	3,440,600	(1,633,787)
Change in net unrealized appreciation/depreciation	(8,208,789)	14,657,487

Increase (Decrease) in Net Assets From Operations	(4,265,495)	13,749,937

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(749,787)
Net realized gains	—	(875,440)

Decrease in Net Assets From Distributions to Shareholders	—	(1,625,227)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	34,441,514	134,343,764
Reinvestment of distributions	—	1,625,227
Cost of shares repurchased	(10,510,851)	(5,520,042)

Increase in Net Assets From Fund Share Transactions	23,930,663	130,448,949

Increase in Net Assets	19,665,168	142,573,659

NET ASSETS:
Beginning of period	246,342,339	103,768,680

End of period*	$266,007,507	$246,342,339

* Includes undistributed (overdistributed) net investment income of:	$500,779	$(1,915)

See Notes to Financial Statements.

34        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

Large Cap Growth and Value	2005	2004
OPERATIONS:
Net investment income	$113,747	$203,052
Net realized gain	355,203	109,032
Change in net unrealized appreciation/depreciation	(834,857)	1,219,735

Increase (Decrease) in Net Assets From Operations	(365,907)	1,531,819

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(205,208)
Net realized gains	—	(276,439)

Decrease in Net Assets From Distributions to Shareholders	—	(481,647)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	8,219,942	16,287,963
Reinvestment of distributions	—	481,647
Cost of shares repurchased	(1,552,939)	(1,046,185)

Increase in Net Assets From Fund Share Transactions	6,667,003	15,723,425

Increase in Net Assets	6,301,096	16,773,597

NET ASSETS:
Beginning of period	27,584,303	10,810,706

End of period*	$33,885,399	$27,584,303

* Includes undistributed (overdistributed) net investment income of:	$113,420	$(327)

See Notes to Financial Statements.

35        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

Global All Cap Growth and Value	2005	2004
OPERATIONS:
Net investment income	$252,433	$208,337
Net realized gain	273,821	26,704
Change in net unrealized appreciation/depreciation	(1,380,020)	3,436,625

Increase (Decrease) in Net Assets From Operations	(853,766)	3,671,666

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(207,818)
Net realized gains	—	(156,298)

Decrease in Net Assets From Distributions to Shareholders	—	(364,116)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	21,168,102	35,881,368
Reinvestment of distributions	—	364,116
Cost of shares repurchased	(1,576,384)	(1,146,203)

Increase in Net Assets From Fund Share Transactions	19,591,718	35,099,281

Increase in Net Assets	18,737,952	38,406,831

NET ASSETS:
Beginning of period	49,380,655	10,973,824

End of period*	$68,118,607	$49,380,655

* Includes undistributed net investment income of:	$254,113	$1,680

See Notes to Financial Statements.

36        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

Balanced All Cap Growth and Value	2005	2004
OPERATIONS:
Net investment income	$1,267,588	$1,366,383
Net realized gain (loss)	1,585,195	(955,811)
Change in net unrealized appreciation/depreciation	(4,409,412)	7,101,829

Increase (Decrease) in Net Assets From Operations	(1,556,629)	7,512,401

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(1,378,563)
Net realized gains	—	(383,808)

Decrease in Net Assets From Distributions to Shareholders	—	(1,762,371)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	33,542,186	95,804,409
Reinvestment of distributions	—	1,762,371
Cost of shares repurchased	(7,068,066)	(6,182,607)

Increase in Net Assets From Fund Share Transactions	26,474,120	91,384,173

Increase in Net Assets	24,917,491	97,134,203

NET ASSETS:
Beginning of period	174,922,214	77,788,011

End of period*	$199,839,705	$174,922,214

* Includes undistributed (overdistributed) net investment income of:	$1,265,847	$(1,741)

See Notes to Financial Statements.

37        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Growth and Value	2005(1)		2004	2003(2)		2002(2)(3)
Net Asset Value, Beginning of Period	$14.82		$13.99	$10.65		$10.00

Income (Loss) From Operations:
Net investment income	0.03		0.04	0.02		0.01
Net realized and unrealized gain (loss)	(0.29)		0.89	3.33		0.64

Total Income (Loss) From Operations	(0.26)		0.93	3.35		0.65

Less Distributions From:
Net investment income	—		(0.05)	(0.01)		—
Net realized gains	—		(0.05)	(0.00	)(4)	—

Total Distributions	—		(0.10)	(0.01)		—

Net Asset Value, End of Period	$14.56		$14.82	$13.99		$10.65

Total Return(5)	(1.75)%		6.64%	31.44%		6.50%

Net Assets, End of Period (000s)	$266,008		$246,342	$103,769		$3,330

Ratios to Average Net Assets:
Gross expenses	1.05	%(6)	1.07%	1.31%		21.24	%(6)
Net expenses(8)	0.95	(6)	0.95	1.00	(7)	1.00	(6)(7)
Net investment income	0.39	(6)	0.43	0.17		0.49	(6)

Portfolio Turnover Rate	7%		9%	3%		2%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.00%.
(8)	The manager and distributor have voluntarily waived a portion of its fees.

See Notes to Financial Statements.

38        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth and Value	2005(1)		2004	2003(2)	2002(2)(3)
Net Asset Value, Beginning of Period	$14.41		$13.74	$10.73	$10.00

Income (Loss) From Operations:
Net investment income	0.05		0.11	0.02	0.01
Net realized and unrealized gain (loss)	(0.27)		0.82	3.09	0.72

Total Income (Loss) From Operations	(0.22)		0.93	3.11	0.73

Less Distributions From:
Net investment income	—		(0.11)	(0.03)	—
Net realized gains	—		(0.15)	(0.07)	—

Total Distributions	—		(0.26)	(0.10)	—

Net Asset Value, End of Period	$14.19		$14.41	$13.74	$10.73

Total Return(4)	(1.53)%		6.75%	29.00%	7.30%

Net Assets, End of Period (000s)	$33,885		$27,584	$10,811	$436

Ratios to Average Net Assets:
Gross expenses	1.21	%(5)	1.36%	2.35%	119.99	%(5)
Net expenses(7)	0.96	(5)	1.00 (6)	1.00 (6)	1.00	(5)(6)
Net investment income	0.74	(5)	1.12	0.62	0.69	(5)

Portfolio Turnover Rate	12%		16%	5%	3%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.00%.
(7)	The manager and distributor have voluntarily waived all or a portion of its fees.

See Notes to Financial Statements.

39        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Global All Cap Growth and Value	2005(1)		2004	2003(2)	2002(2)(3)
Net Asset Value, Beginning of Period	$15.44		$14.11	$10.78	$10.00

Income (Loss) From Operations:
Net investment income	0.06		0.07	0.04	0.01
Net realized and unrealized gain (loss)	(0.35)		1.38	3.36	0.77

Total Income (Loss) From Operations	(0.29)		1.45	3.40	0.78

Less Distributions From:
Net investment income	—		(0.07)	(0.02)	—
Net realized gains	—		(0.05)	(0.05)	—

Total Distributions	—		(0.12)	(0.07)	—

Net Asset Value, End of Period	$15.15		$15.44	$14.11	$10.78

Total Return(4)	(1.88)%		10.25%	31.55%	7.80%

Net Assets, End of Period (000s)	$68,119		$49,381	$10,974	$1,003

Ratios to Average Net Assets:
Gross expenses	1.13	%(5)	1.28%	2.56%	52.11	%(5)
Net expenses(7)	0.88	(5)	1.00 (6)	1.00 (6)	1.00	(5)(6)
Net investment income	0.87	(5)	0.75	0.36	0.38	(5)

Portfolio Turnover Rate	5%		10%	6%	2%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.00%.
(7)	The manager and distributor have voluntarily waived all or a portion of its fees.

See Notes to Financial Statements.

40        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Balanced All Cap Growth and Value	2005(1)		2004	2003(2)		2002(2)(3)
Net Asset Value, Beginning of Period	$13.17		$12.67	$10.42		$10.00

Income (Loss) From Operations:
Net investment income	0.08		0.10	0.08		0.02
Net realized and unrealized gain (loss)	(0.21)		0.54	2.20		0.40

Total Income (Loss) From Operations	(0.13)		0.64	2.28		0.42

Less Distributions From:
Net investment income	—		(0.11)	(0.03)		—
Net realized gains	—		(0.03)	(0.00	)(4)	—

Total Distributions	—		(0.14)	(0.03)		—

Net Asset Value, End of Period	$13.04		$13.17	$12.67		$10.42

Total Return(5)	(0.99)%		5.01%	21.93%		4.20%

Net Assets, End of Period (000s)	$199,840		$174,922	$77,788		$3,234

Ratios to Average Net Assets:
Gross expenses	1.06	%(6)	1.08%	1.39%		23.28	%(6)
Net expenses(8)	0.96	(6)	0.97	1.00	(7)	1.00	(6)(7)
Net investment income	1.37	(6)	1.09	0.69		1.28	(6)

Portfolio Turnover Rate	28%		49%	39%		7%

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the period October 1, 2002 (commencement of operations) to December 31,2002.
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.00%.
(8)	The manager and distributor have voluntarily waived a portion of its fees.

See Notes to Financial Statements.

41        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Multiple Discipline Portfolio — All Cap Growth and Value (“All Cap Growth and Value”), Multiple Discipline Portfolio — Large Cap Growth and Value (“Large Cap Growth and Value”), Multiple Discipline Portfolio — Global All Cap Growth and Value (“Global All Cap Growth and Value”) and Multiple Discipline Portfolio — Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (“Funds”) are separate diversified Investment Funds of Trust (Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each

42        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. Each Fund pays SBFM a manager fee calculated at the annual rate of 0.75% of their respective average daily net assets. These fees are calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor. Each Fund has adopted a distribution plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund shall pay a distribution fee of 0.25% of the average daily net assets of each Fund, respectively. These fees are calculated daily and paid monthly. The Balanced All Cap Growth and Value and the All Cap Growth and Value Fund waived 0.10% of their distribution fees. The Large Cap Growth and Value Fund and the Global All Cap Growth and Value Fund continued to waive 100% of the distribution fees for the six months ended June 30, 2005.

During the six months ended June 30, 2005, the Funds had distribution fee waivers in place, resulting in the following fee waivers:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
Distribution Fee Waiver	$127,303	$38,667	$72,193	$92,437

The expense waivers and distribution plan fee waivers can be terminated at anytime by SBFM or CGM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended June 30, 2005, each Fund paid transfer agent fees of $2,500 to CTB.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
Investments
Purchases	$64,698,714	$10,046,449	$23,015,671	$42,934,836

Sales	16,618,621	3,278,315	2,744,532	12,457,281

U.S. Government and Agency Obligations
Purchases	—	—	—	44,248,575

Sales	—	—	—	35,153,444

43        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	All Cap Growth and Value	Large Cap Growth and Value	Global All Cap Growth and Value	Balanced All Cap Growth and Value
Gross unrealized appreciation	$26,105,419	$2,431,010	$5,097,219	$13,343,546
Gross unrealized depreciation	(8,078,483)	(859,998)	(1,751,080)	(4,193,400)

Net unrealized appreciation	$18,026,936	$1,571,012	$3,346,139	$9,150,146

4.	Dividends Subsequent to June 30, 2005

Global All Cap Growth and Value declared dividends in the amount of $0.000523 per share, payable on August 19, 2005 to shareholders of record on August 18, 2005.

5.	Shares of Beneficial Interest

At June 30, 2005, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.

Transactions in shares of each Fund were as follows:

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
All Cap Growth and Value
Shares sold	2,381,120	9,481,857
Shares issued on reinvestment	—	109,646
Shares repurchased	(730,421)	(388,694)

Net Increase	1,650,699	9,202,809

Large Cap Growth and Value
Shares sold	583,925	1,169,090
Shares issued on reinvestment	—	33,355
Shares repurchased	(110,447)	(74,739)

Net Increase	473,478	1,127,706

Global All Cap Growth and Value
Shares sold	1,403,127	2,474,154
Shares issued on reinvestment	—	23,589
Shares repurchased	(104,694)	(77,180)

Net Increase	1,298,433	2,420,563

Balanced All Cap Growth and Value
Shares sold	2,590,438	7,489,565
Shares issued on reinvestment	—	133,841
Shares repurchased	(546,011)	(483,360)

Net Increase	2,044,427	7,140,046

6.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

44        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7.	Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive

45        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8.	Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 1, 2005, the Board approved the new investment management contract between the Fund and the Manager.

46        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Board Approval of Management Agreement

Background

The members of the Board of Smith Barney Multiple Discipline Trust (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from Smith Barney Fund Management LLC, the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager, and the Fund’s distributor, as well as the advisory, and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. The Fund has an investment advisory agreement. The discussion below covers the advisory and administrative functions being rendered by the Manager.

Board Approval of Management Agreement

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis to complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes.

47        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Board Approval of Management Agreement (continued)

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — All Cap Growth & Value

The information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all retail and institutional funds regardless of asset size or primary channel of distribution classified as “multi-cap core funds” by Lipper showed that the Fund’s performance for the 1-year period was lower than the median. The Board noted that the portfolio has only been in existence since October 2002 and that the short-term performance of the underlying disciplines trailed their respective peer groups. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — Balanced All Cap Growth & Value

The information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all retail and institutional funds regardless of asset size or primary channel of distribution classified as “balanced funds” by Lipper showed that the Fund’s performance for the 1-year period was lower than the median. The Board noted that the portfolio has only been in existence since October 2002 and that the short-term performance of the underlying disciplines was trailed their respective peer groups. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — Global All Cap Growth & Value

The information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all retail and institutional funds regardless of asset size or primary channel of distribution classified as “large-cap core funds” by Lipper showed that the Fund’s performance for the 1-year period was lower than the median. The Board noted that the portfolio has only been in existence since October 2002 and that the short-term performance of the underlying disciplines trailed their respective peer groups. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — Large Cap Growth & Value

The information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all retail and institutional funds regardless of asset size or primary channel of distribution classified as “large-cap core funds” by Lipper showed that the Fund’s performance for the 1-year period was lower than the median. The Board noted that the portfolio has only been in existence since October 2002 and that the short-term performance of the underlying disciplines trailed their respective peer groups. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The

48        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Board Approval of Management Agreement (continued)

Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

The Board received and considered information comparing the Fund’s Management Fees and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — All Cap Growth & Value

The information comparing the Fund’s Contractual and Actual Management Fees and its actual total expense ratio to its Expense Group, consisting of 12 variable insurance portfolios (including the Fund) that are classified as “multi-cap core” or “multi-cap value funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and, indeed, were better than the median. The Board noted that the Fund’s actual total expense ratio was also better than the median and concluded that it was acceptable.

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — Balanced All Cap Growth & Value

The information comparing the Fund’s Contractual and Actual Management Fees and its actual total expense ratio to its Expense Group, consisting of 13 variable insurance portfolios (including the Fund) that are classified as “balanced funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and were within the median range. The Board noted that the Fund’s total expense ratio was better than the median and concluded that it was acceptable.

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — Global All Cap Growth & Value

The information comparing the Fund’s Contractual and Actual Management Fees and its actual total expense ratio to its Expense Group, consisting of 14 variable insurance portfolios (including the Fund) that are classified as “large-cap core funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group and that the Contractual Management Fees were within the median range while the Actual Management Fees were higher than the median. The Board noted that the Fund’s actual total expense ratio was also higher than the median. The Board will continue to monitor the management fees and total expenses of the Fund.

Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — Large Cap Growth & Value

The information comparing the Fund’s Contractual and Actual Management Fees and its actual total expense ratio to its Expense Group, consisting of 14 variable insurance portfolios (including the Fund) that are classified as “large-cap core funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management

49        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

Board Approval of Management Agreement (continued)

fees paid by the other funds in the Expense Group and that the Contractual Management Fees were within median range while the Actual Management Fees were better than the median. The Board noted that the Fund’s actual total expense ratio was higher than the median. The Board will continue to monitor the management fees and total expenses of the Fund.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager, and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

50        Smith Barney Multiple Discipline Trust      |      2005 Semi-Annual Report

SMITH BARNEY

MULTIPLE DISCIPLINE TRUST

TRUSTEES

H. John Ellis

R. Jay Gerken, CFA
Chairman

Armon E. Kamesar

Stephen E. Kaufman

John J. Murphy

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Kirstin Mobyed

Investment Officer

Roger Paradiso

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Multiple Discipline Trust

Multiple Discipline Portfolio — All Cap Growth and Value

Multiple Discipline Portfolio — Large Cap Growth and Value

Multiple Discipline Portfolio — Global All Cap Growth and Value

Multiple Discipline Portfolio — Balanced All Cap Growth and Value

The Funds are separate investment funds of the Smith Barney Multiple Discipline Trust, a Massachusetts business trust.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Smith Barney Multiple Discipline Trust: Multiple Discipline Portfolio — All Cap Growth and Value, Multiple Discipline Portfolio — Large Cap Growth and Value, Multiple Discipline Portfolio — Global All Cap Growth and Value and Multiple Discipline Portfolio — Balanced All Cap Growth and Value, and is not for use with the general public.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

FD02805 08/05	05-8939

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Multiple Discipline Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Multiple Discipline Trust

Date:	September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Multiple Discipline Trust

Date:	September 7, 2005

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Smith Barney Multiple Discipline Trust

Date:	September 7, 2005